Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 04, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First CEO(1) ($)	Compensation Actually Paid to First CEO(2) ($)	Summary Compensation Table Total for Second CEO(1) ($)	Compensation Actually Paid to Second CEO(2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(4) ($)	Value of Initial Fixed $100 Investment based on:		GAAP Net Earnings (Loss)
							Company TSR(5) ($)	Peer Group TSR(5) ($)
2024	$614,583	$614,583	$6,935,155	$3,454,736	$2,251,416	$1,273,433	$19.60	$307.93	$36,000,000
2023	$2,103,000	$2,103,000	—	—	$3,872,278	$4,121,707	$29.40	$222.87	$(40,940,000)
2022	$450,472	$450,472	$4,757,096	$(24,589,004)	$3,325,411	$(698,811)	$27.74	$133.55	$(128,450,000)
2021	$145,647	$(37,072,235)	$42,359,288	$18,303,213	$6,042,094	$3,143,274	$108.74	$204.24	$(71,378,000)
2020	$11,911,322	$41,296,389	—	—	$3,284,792	$10,176,061	$155.79	$148.89	$(6,283,000)

(1)
Our first CEO for 2024 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2024 is Mr. Kip, who has served as our Chief Executive Officer from and after April 5, 2024. Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 9, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 23, 2021.

(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for each applicable fiscal year in the Total column of the Summary Compensation Table to arrive at “compensation actually paid” (“CAP”):

Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO ($)	Compensation Actually Paid to Second CEO ($)
2024	614,583	—		$614,583	$6,935,155	$(5,440,540)	$1,960,121	$3,454,736
2023	$2,103,000	—	—	$2,103,000	—	—	—	—
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
The adjustments to the second CEO’s (Mr. Kip) equity awards for 2024 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	$3,667,753	$(1,369,500)	$(338,132)	—	$1,960,121
The adjustments to the second CEO’s (Mr. Hanrahan) equity awards for 2022 and 2021 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—
2023	—	—	—	—	—
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—
The adjustments to the first CEO’s (Mr. Ridenour) equity awards for 2022 and 2021 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2024, Messrs. Russakoff, Orchard and Shanmugasundaram and Ms. Carson, (ii) for 2023, Messrs. Russakoff, Kip and Shanmugasundaram and David Fleischman (our former Chief Product Officer), (iii) for 2022, Messrs. Russakoff, Kip and Shanmugasundaram, Jeff Pedersen (our former Chief Financial Officer), Umang Dua (our former Chief Revenue Officer) and Ms. Shaw (our Chief Legal Officer), (iv) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee (our former Chief Marketing Officer) and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iv) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen (our former Chief Financial Officer), Craig Smith (our former President and Chief Operating Officer) and Allison Lowrie (our former Chief Marketing Officer).

(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:

Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	$2,251,416	$(1,505,000)	$527,018	$1,273,433
2023	$3,872,278	$(3,045,000)	$3,294,429	$4,121,707
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061

(x)
The adjustments to the non-CEO NEOs’ equity awards pursuant to Item 402(v) were as follows:

Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	$913,000	$(338,217)	—	$13,813	$(61,578)	$527,018
2023	$3,216,323	$35,066	—	$43,040	—	$3,294,429
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules) (“Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

Named Executive Officers, Footnote
(1)
Our first CEO for 2024 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2024 is Mr. Kip, who has served as our Chief Executive Officer from and after April 5, 2024. Our first (and only) CEO for 2023 is Mr. Levin. Our first CEO for 2022 is Mr. Levin, who served as our Chief Executive Officer from October 10, 2022 through April 4, 2024. Our second CEO for 2022 and 2021 is Mr. Hanrahan, who served as our Chief Executive Officer from February 24, 2021 through October 9, 2022. Our first CEO for 2021 and only CEO for 2020 is William B. Ridenour, who served as our Chief Executive Officer from November 8, 2018 to February 23, 2021.
(3)
The names of each current and former non-CEO NEO included for purposes of calculating the average amounts of total compensation in each fiscal year are as follows: (i) for 2024, Messrs. Russakoff, Orchard and Shanmugasundaram and Ms. Carson, (ii) for 2023, Messrs. Russakoff, Kip and Shanmugasundaram and David Fleischman (our former Chief Product Officer), (iii) for 2022, Messrs. Russakoff, Kip and Shanmugasundaram, Jeff Pedersen (our former Chief Financial Officer), Umang Dua (our former Chief Revenue Officer) and Ms. Shaw (our Chief Legal Officer), (iv) for 2021, Messrs. Pedersen, Dua and Shanmugasundaram, Dhanusha Sivajee (our former Chief Marketing Officer) and Glenn H. Schiffman, our former Interim Chief Financial Officer, and (iv) for 2020, Messrs. Hanrahan (in his then capacity as our Chief Product Officer) and Kip, Jamie Cohen (our former Chief Financial Officer), Craig Smith (our former President and Chief Operating Officer) and Allison Lowrie (our former Chief Marketing Officer).

Peer Group Issuers, Footnote
(5)
Total shareholder return (“TSR”) reflects the cumulative total return (assuming dividend reinvestment, as applicable) of Angi Class A common stock and the Russell 1000 Technology Index (a peer issuer selected in accordance with SEC rules) (“Industry Index”), in each case, based on $100.00 invested at the close of trading on December 31, 2019 through the end of the applicable year. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount
Adjustment To PEO Compensation, Footnote
(2)
In accordance with Item 402(v), the following adjustments were made to the amounts reported for each applicable fiscal year in the Total column of the Summary Compensation Table to arrive at “compensation actually paid” (“CAP”):
Year	Summary Compensation Table Total for First CEO ($)	Minus Reported Value of Equity Awards for First CEO ($)	(Minus) Plus Equity Award Adjustments for First CEO ($)	Compensation Actually Paid to First CEO ($)	Summary Compensation Table Total for Second CEO ($)	Minus Reported Value of Equity Awards for Second CEO ($)	(Minus) Plus Equity Award Adjustments for Second CEO ($)	Compensation Actually Paid to Second CEO ($)
2024	614,583	—		$614,583	$6,935,155	$(5,440,540)	$1,960,121	$3,454,736
2023	$2,103,000	—	—	$2,103,000	—	—	—	—
2022	$450,472	—	—	$450,472	$4,757,096	$2,444,754	$(26,901,346)	$(24,589,004)
2021	$145,647	—	$(37,217,882)	$(37,072,235)	$42,359,288	$41,132,595	$17,076,520	$18,303,213
2020	$11,911,322	$10,603,072	$39,988,139	$41,296,389	—	—	—	—
The adjustments to the second CEO’s (Mr. Kip) equity awards for 2024 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	$3,667,753	$(1,369,500)	$(338,132)	—	$1,960,121
The adjustments to the second CEO’s (Mr. Hanrahan) equity awards for 2022 and 2021 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—
2023	—	—	—	—	—
2022	$1,947,516	—	$(9,627,979)	$(19,220,883)	$(26,901,346)
2021	$22,438,913	$(4,868,566)	$631,068	$(1,124,894)	$17,076,520
2020	—	—	—	—	—
The adjustments to the first CEO’s (Mr. Ridenour) equity awards for 2022 and 2021 pursuant to Item 402(v) were as follows:
Year	Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Fair Value at End of Prior Year of Equity Awards that Failed to Meet Vesting Conditions in Covered Year ($)	Total Equity Award Adjustments ($)
2024	—	—	—	—	—
2023	—	—	—	—	—
2022	—	—	—	—	—
2021	—	—	$3,081,139	$(40,299,021)	$(37,217,882)
2020	$29,235,581	$10,261,258	$1,427,353	$(936,054)	$39,988,139

Non-PEO NEO Average Total Compensation Amount	$ 2,251,416		$ 2,251,416	3,872,278	$ 3,325,411	$ 6,042,094	3,284,792
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,273,433	4,121,707	(698,811)	3,143,274	10,176,061
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in the Average Compensation Actually Paid to Non-CEO NEOs column in the table above represent the average amount of CAP to our non-CEO NEOs as a group, calculated in accordance with Item 402(v) for each fiscal year shown in the table above. In accordance with Item 402(v), the following adjustments were made to the average amount of total compensation reported for our non-CEO NEOs as a group for each fiscal year in the Total column of the Summary Compensation Table to arrive at CAP:
Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs ($)	(Minus) Plus Average Reported Value of Equity Awards ($)	Plus (Minus) Average Equity Award Adjustments(x) ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2024	$2,251,416	$(1,505,000)	$527,018	$1,273,433
2023	$3,872,278	$(3,045,000)	$3,294,429	$4,121,707
2022	$3,325,411	$2,636,582	$(1,387,640)	$(698,811)
2021	$6,042,094	$5,604,489	$2,705,669	$3,143,274
2020	$3,284,792	$2,470,462	$9,361,731	$10,176,061
(x)
The adjustments to the non-CEO NEOs’ equity awards pursuant to Item 402(v) were as follows:
Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	$913,000	$(338,217)	—	$13,813	$(61,578)	$527,018
2023	$3,216,323	$35,066	—	$43,040	—	$3,294,429
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

(1)
Since Angi’s executive compensation program does not generally use GAAP Net Earnings (Loss) as a financial performance measure for purposes of determining compensation to be paid to our NEOs, we do not expect a meaningful relationship to exist between CAP and GAAP Net Earnings (Loss) and any correlation between CAP and GAAP Net Earnings (Loss) and the compensation that we pay our NEOs is a coincidence.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount			$ 19.6	29.4	27.74	108.74	155.79
Peer Group Total Shareholder Return Amount			307.93	222.87	133.55	204.24	148.89
Net Income (Loss)			$ 36,000,000	(40,940,000)	(128,450,000)	(71,378,000)	(6,283,000)
PEO Name	Mr. Levin	Mr. Kip
Equity Awards Adjustments, Footnote	Year
Year End
Fair Value
of Equity
Awards
Granted in
the Covered
Year
($)

Change in
Fair Value
from Prior
Year End
to Covered
Year End
of Prior Years’
Awards
Unvested
at the End of
Covered Year
($)

Change in
Fair Value
from Prior
Year End
to Vesting
Date of
Prior Years’
Awards that
Vested in
Covered Year
($)

Fair Value
at End
of Prior
Year of
Equity Awards
that Failed
to Meet
Vesting
Conditions in
Covered Year
($)
 Total
Equity
Award
Adjustments
($)
Year	Average Year End Fair Value of Equity Awards Granted in the Covered Year ($)	Change in Fair Value from Prior Year End to Covered Year End of Prior Years’ Awards Unvested at the End of Covered Year ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Change in Fair Value from Prior Year End to Vesting Date of Prior Years’ Awards that Vested in Covered Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Total Average Equity Award Adjustments ($)
2024	$913,000	$(338,217)	—	$13,813	$(61,578)	$527,018
2023	$3,216,323	$35,066	—	$43,040	—	$3,294,429
2022	$1,014,585	$(1,219,434)	—	$(647,948)	$(534,843)	$(1,387,640)
2021	$4,460,786	—	—	$212,492	$(1,967,609)	$2,705,669
2020	$5,652,210	$494,359	$980,589	$2,983,946	$(748,843)	$9,361,731

Mr. Levin [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 614,583	2,103,000	450,472
PEO Actually Paid Compensation Amount			614,583	2,103,000	450,472
Mr. Kip [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,935,155
PEO Actually Paid Compensation Amount			3,454,736
Adjustment to Compensation, Amount			6,935,155
Mr. Hanrahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					4,757,096	42,359,288
PEO Actually Paid Compensation Amount					(24,589,004)	18,303,213
Adjustment to Compensation, Amount					4,757,096	42,359,288
William B. Ridenour [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						145,647	11,911,322
PEO Actually Paid Compensation Amount						(37,072,235)	41,296,389
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Levin [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Levin [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Kip [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,440,540)
PEO | Mr. Kip [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,960,121
PEO | Mr. Kip [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,667,753
PEO | Mr. Kip [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,369,500)
PEO | Mr. Kip [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(338,132)
PEO | Mr. Kip [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hanrahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,444,754)	(41,132,595)
PEO | Mr. Hanrahan [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(26,901,346)	17,076,520
PEO | Mr. Hanrahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					1,947,516	22,438,913
PEO | Mr. Hanrahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(4,868,566)
PEO | Mr. Hanrahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,627,979)	631,068
PEO | Mr. Hanrahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(19,220,883)	(1,124,894)
PEO | William B. Ridenour [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(10,603,072)
PEO | William B. Ridenour [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(37,217,882)	39,988,139
PEO | William B. Ridenour [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							29,235,581
PEO | William B. Ridenour [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							10,261,258
PEO | William B. Ridenour [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						3,081,139	1,427,353
PEO | William B. Ridenour [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(40,299,021)	(936,054)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,505,000)	(3,045,000)	2,636,582	5,604,489	2,470,462
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			527,018	3,294,429	(1,387,640)	2,705,669	9,361,731
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			913,000	3,216,323	1,014,585	4,460,786	5,652,210
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(338,217)	35,066	(1,219,434)		494,359
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							980,589
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			13,813	43,040	(647,948)	212,492	2,983,946
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (61,578)		$ (534,843)	$ (1,967,609)	$ (748,843)